Financing (FY)- Summary of Company's Debt, Net of Unamortized Discounts, Premiums and Financing Costs (Details) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
		Apr. 30, 2016	Sep. 30, 2016	Sep. 30, 2017		Dec. 31, 2016		Jul. 31, 2016	Mar. 31, 2016	Feb. 29, 2016	Dec. 31, 2015		Apr. 30, 2015
Debt Instrument [Line Items]
Total debt				$ 14,907,800,000		$ 15,568,300,000					$ 15,592,700,000
Current maturities of long-term debt				1,181,100,000		722,300,000					1,646,400,000
Long-term debt				13,726,700,000		14,846,000,000					13,946,300,000
Senior notes
Debt Instrument [Line Items]
Total debt				12,288,700,000		12,800,900,000					10,682,100,000
Senior notes | $1,500.0 million, 3.125% senior notes due May 2016
Debt Instrument [Line Items]
Total debt	[1]					0					1,498,700,000
Current maturities of long-term debt	[1],[2]					$ 0					1,498,700,000
Interest rate on debt instrument						3.125%	[1],[2]		3.125%
Aggregate principal						$ 1,500,000,000	[1],[2]		$ 1,500,000,000.0
Margin over interest		0.002%				0.20%	[1],[3]
Senior notes | $1,500.0 million, 2.650% senior notes due February 2017
Debt Instrument [Line Items]
Total debt	[1]					$ 0					1,494,400,000
Interest rate on debt instrument			2.65%			2.65%	[1],[2]
Aggregate principal			$ 1,500,000,000.0			$ 1,500,000,000	[1],[2]
Margin over interest			0.0035%			0.35%	[1],[3]
Senior notes | $500.0 million, 1.250% senior notes due June 2017
Debt Instrument [Line Items]
Total debt	[1]			0		$ 499,600,000					498,600,000
Current maturities of long-term debt	[1],[2]			$ 0		$ 499,600,000					0
Interest rate on debt instrument	[1],[2]			1.25%		1.25%
Aggregate principal	[1],[2]			$ 500,000,000		$ 500,000,000
Margin over interest	[1],[3]			0.10%		0.10%
Senior notes | $1,200.0 million, 7.125% senior notes due March 2018
Debt Instrument [Line Items]
Total debt	[1]			$ 845,900,000		$ 868,800,000					1,296,900,000
Current maturities of long-term debt	[1],[2]			$ 845,900,000		$ 0
Interest rate on debt instrument			7.125%	7.125%	[1],[2]	7.125%	[1],[2]
Aggregate principal			$ 1,200,000,000.0	$ 1,200,000,000	[1],[2]	$ 1,200,000,000	[1],[2]
Margin over interest	[1],[3]			0.50%		0.50%
Senior notes | $1,000.0 million, 2.250% senior notes due June 2019
Debt Instrument [Line Items]
Total debt	[1]			$ 996,600,000		$ 995,100,000					993,100,000
Interest rate on debt instrument	[1],[2]			2.25%		2.25%
Aggregate principal	[1],[2]			$ 1,000,000,000		$ 1,000,000,000
Margin over interest	[1],[3]			0.15%		0.15%
Senior notes | $500.0 million, 7.250% senior notes due June 2019
Debt Instrument [Line Items]
Total debt	[1]			$ 336,600,000		$ 336,200,000					497,400,000
Interest rate on debt instrument			7.25%	7.25%	[1],[2]	7.25%	[1],[2]
Aggregate principal			$ 500,000,000.0	$ 500,000,000	[1],[2]	$ 500,000,000	[2]
Margin over interest	[1],[3]			0.50%		0.50%
Senior notes | $500.0 million, 4.125% senior notes due September 2020
Debt Instrument [Line Items]
Total debt	[1]			$ 503,200,000		$ 504,000,000					504,900,000
Interest rate on debt instrument	[1],[2]			4.125%		4.125%
Aggregate principal	[1],[2]			$ 500,000,000		$ 500,000,000
Margin over interest	[1],[3]			0.25%		0.25%
Senior notes | $500.0 million, 3.300% senior notes due February 2021
Debt Instrument [Line Items]
Total debt	[1]			$ 496,600,000		$ 495,900,000					0
Interest rate on debt instrument				3.30%	[1],[2]	3.30%	[1],[2]			3.30%
Aggregate principal				$ 500,000,000	[1],[2]	$ 500,000,000	[1],[2]			$ 500,000,000.0
Margin over interest	[1],[3]			0.35%		0.35%
Senior notes | $1,250.0 million, 4.750% senior notes due November 2021
Debt Instrument [Line Items]
Total debt	[1]			$ 1,241,000,000		$ 1,239,500,000					1,237,500,000
Interest rate on debt instrument	[1],[2]			4.75%		4.75%
Aggregate principal	[1],[2]			$ 1,250,000,000		$ 1,250,000,000
Margin over interest	[1],[3]			0.45%		0.45%
Senior notes | $1,000.0 million, 3.900% senior notes due February 2022
Debt Instrument [Line Items]
Total debt	[1]			$ 986,300,000		$ 984,100,000					981,300,000
Interest rate on debt instrument	[1],[2]			3.90%		3.90%
Aggregate principal				$ 1,000,000,000	[1],[2]	$ 1,000,000,000
Margin over interest	[1],[3]			0.40%		0.40%
Senior notes | $1,000.0 million, 3.000% senior notes due July 2023
Debt Instrument [Line Items]
Total debt	[1]			$ 993,300,000		$ 992,500,000					0
Interest rate on debt instrument				3.00%	[1],[2]	3.00%	[1],[2]	3.00%
Aggregate principal				$ 1,000,000,000	[1],[2]	$ 1,000,000,000	[1],[2]	$ 1,000,000,000.0
Margin over interest	[1],[3]			0.25%		0.25%
Senior notes | $1,000.0 million, 3.500% senior notes due June 2024
Debt Instrument [Line Items]
Total debt	[1]			$ 989,400,000		$ 988,300,000					986,800,000
Interest rate on debt instrument	[1],[2]			3.50%		3.50%
Aggregate principal	[1],[2]			$ 1,000,000,000		$ 1,000,000,000
Margin over interest	[1],[3]			0.20%		0.20%
Senior notes | $1,500.0 million, 4.500% senior notes due February 2026
Debt Instrument [Line Items]
Total debt	[1]			$ 1,482,600,000		$ 1,481,200,000					0
Interest rate on debt instrument				4.50%	[1],[2]	4.50%	[1],[2]			4.50%
Aggregate principal				$ 1,500,000,000	[1],[2]	$ 1,500,000,000	[1],[2]			$ 1,500,000,000.0
Margin over interest	[1],[3]			0.45%		0.45%
Senior notes | $1,500.0 million, 3.400% senior notes due March 2027
Debt Instrument [Line Items]
Total debt				$ 1,489,600,000	[4]	$ 1,488,700,000	[4],[5]				0	[5]
Interest rate on debt instrument				3.40%	[2],[4]	3.40%	[2],[5]	3.40%
Aggregate principal				$ 1,500,000,000	[2],[4]	$ 1,500,000,000	[2],[5]	$ 1,500,000,000.0
Margin over interest	[3]			0.30%	[4]	0.30%	[5]
Senior notes | $700.0 million, 6.125% senior notes due November 2041
Debt Instrument [Line Items]
Total debt	[1]			$ 444,200,000		$ 444,000,000					692,500,000
Interest rate on debt instrument			6.125%	6.125%	[1],[2]	6.125%	[1],[2]
Aggregate principal			$ 700,000,000.0	$ 700,000,000	[1],[2]	$ 700,000,000	[1],[2]
Margin over interest	[1],[3]			0.50%		0.50%
Senior notes | $1,500.0 million, 4.800% senior notes due July 2046
Debt Instrument [Line Items]
Total debt	[1]			$ 1,483,400,000		$ 1,483,000,000					0
Interest rate on debt instrument				4.80%	[1],[2]	4.80%	[1],[2]	4.80%
Aggregate principal				$ 1,500,000,000	[1],[2]	$ 1,500,000,000	[1],[2]	$ 1,500,000,000.0
Margin over interest	[1],[3]			0.40%		0.40%
Notes payable to banks
Debt Instrument [Line Items]
Total debt						$ 2,767,400,000					4,910,600,000
Notes payable to banks | $2,500.0 million, term loan due April 2017
Debt Instrument [Line Items]
Total debt	[6]					0					1,995,500,000
Credit facility, maximum capacity			$ 2,500,000,000.0			2,500,000,000	[6]						$ 2,500,000,000.0
Notes payable to banks | $3,000.0 million, term loan due April 2020
Debt Instrument [Line Items]
Total debt				$ 2,619,100,000	[7]	2,767,400,000	[6],[7]				2,915,100,000	[6]
Current maturities of long-term debt				335,200,000	[7]	222,700,000	[6],[7]				$ 147,700,000	[6]
Credit facility, maximum capacity				$ 3,000,000,000	[7]	$ 3,000,000,000	[6]						$ 3,000,000,000.0

[1]	Senior notes require interest to be paid semi-annually, commencing six months subsequent to issuance.
[2]	All senior notes are jointly and severally and fully and unconditionally (subject to certain customary release provisions, including sale, exchange, transfer or liquidation of the guarantor subsidiary) guaranteed on a senior unsecured basis by Express Scripts (if issued by either Medco or ESI) and by most of our current and future 100% owned domestic subsidiaries.
[3]	All senior notes are redeemable prior to maturity at a price equal to the greater of (1) 100% of the aggregate principal amount of any notes being redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest on the notes being redeemed discounted to the redemption date on a semiannual basis (assuming a 360-day year consisting of twelve 30-day months) at the treasury rate plus the basis points as indicated, plus in each case, unpaid interest on the notes being redeemed accrued to the redemption date.
[4]	Senior notes require interest to be paid semi-annually in March and September
[5]	Senior notes require interest to be paid semi-annually, commencing with September 2016.
[6]	The 2015 five-year term loan (defined below) had an average interest rate of 1.80% as of December 31, 2016. The 2015 two-year term loan (defined below) and 2015 five-year term loan had average interest rates of 1.33% and 1.45%, respectively, as of December 31, 2015.
[7]	The 2015 five-year term loan (as defined below) had average interest rates of 2.48% and 1.80% as of September 30, 2017 and December 31, 2016, respectively.